The Nature of Expenses - Employee benefits expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
The Nature of Expenses
Salary	$ 115,626	$ 125,813	$ 142,564
Labor and health insurance	7,472	7,548	7,421
Pension	6,753	6,588	6,527
Others	6,674	6,545	6,431
Total compensation	$ 136,525	$ 146,494	$ 162,943